Fair Value Measurements - Investments in entities calculated at NAV (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments	$ 2,234,426,721	$ 2,294,293,957
Target Date Funds
Fair Value Measurements
Total investments	874,813,693	848,708,744
Stable Value Fund
Fair Value Measurements
Total investments	$ 131,928,706	$ 146,522,266
Redemption Notice Period	12 months	12 months
Large Growth Fund
Fair Value Measurements
Total investments	$ 113,219,911	$ 126,590,054
Redemption Frequency	30 days	30 days
Large Value Equity Fund
Fair Value Measurements
Total investments	$ 59,643,624	$ 63,598,478
Large Equity Index Fund
Fair Value Measurements
Total investments	409,331,390	415,809,372
SMID Equity Index Fund
Fair Value Measurements
Total investments	104,830,293	113,299,555
Broad Market Fixed Income Fund
Fair Value Measurements
Total investments	19,215,998	13,600,781
Bond Market Index Fund
Fair Value Measurements
Total investments	123,197,906	125,151,251
Non-U.S. Equity Index Fund
Fair Value Measurements
Total investments	80,060,493	61,916,425
Non-Lending Series Fund
Fair Value Measurements
Total investments	$ 11,067,875	$ 10,167,801